                                                   Filed pursuant to Rule 497e
                                                   File Number 333-104972


                                      ADMINISTRATIVE CLASS PROSPECTUS SUPPLEMENT
                                                                   JULY 23, 2004

Morgan Stanley Institutional Liquidity Funds

Supplement dated July 23, 2004 to the Prospectus of Morgan Stanley Institutional Liquidity Funds--Administrative Class Portfolio dated January 14, 2004

The paragraph under the subsection titled "APPROACH" under the section titled "MONEY MARKET PORTFOLIO" is hereby deleted and replaced by the following:

   The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations) certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "PRINCIPAL RISKS" under the section titled "MONEY MARKET PORTFOLIO":

    The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The second paragraph under the subsection titled "APPROACH" under the section titled "PRIME PORTFOLIO" is hereby deleted and replaced by the following:

    The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "PRINCIPAL RISKS" under the section titled "PRIME PORTFOLIO":

    The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The following disclosure is hereby added following the sixth paragraph under the section of the Prospectus titled "ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION":

    CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940.

    ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

    Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

    ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

    FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

    TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

The "PURCHASING SHARES" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "Purchase by Wire" section:

PURCHASE BY INTERNET

    If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

    You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

The second paragraph of the subsection entitled "BY TELEPHONE" under the section of the Prospectus titled "REDEEMING SHARES" is hereby deleted.

The "REDEEMING SHARES" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "BY TELEPHONE" section:

BY INTERNET

    You may redeem shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "PURCHASING SHARES." For more information, call Shareholder Services at 1-888-378-1630.

In addition, the fourth, fifth and sixth sentences under the subsection entitled "ALL SALES" under the section of the Prospectus titled "REDEEMING SHARES" are hereby deleted and replaced by the following:

    Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

The "GENERAL SHAREHOLDER INFORMATION" section is hereby amended by replacing the second paragraph in the "EXCHANGE PRIVILEGE" section as follows:

    You can process your exchange by contacting your financial intermediary or on line through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

    The "GENERAL SHAREHOLDER INFORMATION" section is also hereby amended by adding the following paragraph:

TELEPHONE/INTERNET TRANSACTIONS

    For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                       INSTITUTIONAL CLASS PROSPECTUS SUPPLEMENT
                                                                   JULY 23, 2004

Morgan Stanley Institutional Liquidity Funds

Supplement dated July 23, 2004 to the Prospectus of Morgan Stanley Institutional Liquidity Funds-- Institutional Class Portfolio dated January 14, 2004

The paragraph under the subsection titled "Approach" under the section titled "Money Market Portfolio" is hereby deleted and replaced by the following:

    The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations) certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "Principal Risks" under the section titled "Money Market Portfolio":

    The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The second paragraph under the subsection titled "Approach" under the section titled "Prime Portfolio" is hereby deleted and replaced by the following:

    The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "Principal Risks" under the section titled "Prime Portfolio":

    The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The following disclosure is hereby added following the sixth paragraph under the section of the Prospectus titled "Additional Investment Strategy and Risk Information":

    CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940.

    ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

    Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

    ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

    FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

    TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

The "Purchasing Shares" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "Purchase by Wire" section:

PURCHASE BY INTERNET

    If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

    You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

The second paragraph of the subsection entitled "By Telephone" under the section of the Prospectus titled "Redeeming Shares" is hereby deleted.

The "Redeeming Shares" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "By Telephone" section:

BY INTERNET

    You may redeem shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

In addition, the fourth, fifth and sixth sentences under the subsection entitled "All Sales" under the section of the Prospectus titled "Redeeming Shares" are hereby deleted and replaced by the following:

    Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

The "General Shareholder Information" section is hereby amended by replacing the second paragraph in the "Exchange Privilege" section as follows:

    You can process your exchange by contacting your financial intermediary or on line through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

    The "General Shareholder Information" section is also hereby amended by adding the following paragraph:

TELEPHONE/INTERNET TRANSACTIONS

    For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                            ADVISORY CLASS PROSPECTUS SUPPLEMENT
                                                                   JULY 23, 2004

Morgan Stanley Institutional Liquidity Funds

Supplement Dated July 23, 2004 to the Prospectus of Morgan Stanley Institutional Liquidity Funds--Advisory Class Portfolio Dated January 14, 2004

The paragraph under the subsection titled "APPROACH" under the section titled "MONEY MARKET PORTFOLIO" is hereby deleted and replaced by the following:

   The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations) certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "PRINCIPAL RISKS" under the section titled "MONEY MARKET PORTFOLIO":

   The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The second paragraph under the subsection titled "APPROACH" under the section titled "PRIME PORTFOLIO" is hereby deleted and replaced by the following:

   The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "PRINCIPAL RISKS" under the section titled "PRIME PORTFOLIO":

   The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The following disclosure is hereby added following the sixth paragraph under the section of the Prospectus titled "ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION":

   CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940.

   ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

   Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

   ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

   PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

   FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

   TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

The "PURCHASING SHARES" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "PURCHASE BY WIRE" section:

PURCHASE BY INTERNET

   If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

   You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

The second paragraph of the subsection entitled "BY TELEPHONE" under the section of the Prospectus titled "REDEEMING SHARES" is hereby deleted.

The "REDEEMING SHARES" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "By Telephone" section:

BY INTERNET

   You may redeem shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

In addition, the fourth, fifth and sixth sentences under the subsection entitled "ALL SALES" under the section of the Prospectus titled "REDEEMING SHARES" are hereby deleted and replaced by the following:

   Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

The "GENERAL SHAREHOLDER INFORMATION" section is hereby amended by replacing the second paragraph in the "Exchange Privilege" section as follows:

   You can process your exchange by contacting your financial intermediary or on line through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "PURCHASING SHARES." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

The "GENERAL SHAREHOLDER INFORMATION" section is also hereby amended by adding the following paragraph:

TELEPHONE/INTERNET TRANSACTIONS

   For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                             SERVICE CLASS PROSPECTUS SUPPLEMENT
                                                                   JULY 23, 2004

Morgan Stanley Institutional Liquidity Fund

Supplement dated July 23, 2004 to the Prospectus of Morgan Stanley Institutional Liquidity Funds-- Service Class Portfolio dated January 14, 2004

The paragraph under the subsection titled "Approach" under the section titled "Money Market Portfolio" is hereby deleted and replaced by the following:

    The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations) certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "Principal Risks" under the section titled "Money Market Portfolio":

    The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The second paragraph under the subsection titled "Approach" under the section titled "Prime Portfolio" is hereby deleted and replaced by the following:

    The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "Principal Risks" under the section titled "Prime Portfolio":

    The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The following disclosure is hereby added following the sixth paragraph under the section of the Prospectus titled "Additional Investment Strategy and Risk Information":

    CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940.

    ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

    Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

    ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

    FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

    TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

The "Purchasing Shares" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "Purchase by Wire" section:

PURCHASE BY INTERNET

    If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

    You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

The second paragraph of the subsection entitled "By Telephone" under the section of the Prospectus titled "Redeeming Shares" is hereby deleted.

The "Redeeming Shares" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "By Telephone" section:

BY INTERNET

    You may redeem shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

In addition, the fourth, fifth and sixth sentences under the subsection entitled "All Sales" under the section of the Prospectus titled "Redeeming Shares" are hereby deleted and replaced by the following:

    Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

The "General Shareholder Information" section is hereby amended by replacing the second paragraph in the "Exchange Privilege" section as follows:

    You can process your exchange by contacting your financial intermediary or on line through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

    The "General Shareholder Information" section is also hereby amended by adding the following paragraph:

TELEPHONE/INTERNET TRANSACTIONS

    For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                            INVESTOR CLASS PROSPECTUS SUPPLEMENT
                                                                   JULY 23, 2004

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Supplement dated July 23, 2004 to the Prospectus of Morgan Stanley Insitutional Liquidity Funds-- Investor Class Portfolio dated January 14, 2004

The paragraph under the subsection titled "Approach" under the section titled "Money Market Portfolio" is hereby deleted and replaced by the following:

     The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations) certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "Principal Risks" under the section titled "Money Market Portfolio":

     The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The second paragraph under the subsection titled "Approach" under the section titled "Prime Portfolio" is hereby deleted and replaced by the following:

    The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "Principal Risks" under the section titled "Prime Portfolio":

    The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The following disclosure is hereby added following the sixth paragraph under the section of the Prospectus titled "Additional Investment Strategy and Risk Information":

    CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940.

    ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

    Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

    ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

    PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

    FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

    TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

The "Purchasing Shares" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "Purchase by Wire" section:


PURCHASE BY INTERNET

    If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

    You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

The second paragraph of the subsection entitled "By Telephone" under the section of the Prospectus titled "Redeeming Shares" is hereby deleted.

The "Redeeming Shares" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "By Telephone" section:


BY INTERNET

    You may redeem shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

In addition, the fourth, fifth and sixth sentences under the subsection entitled "All Sales" under the section of the Prospectus titled "Redeeming Shares" are hereby deleted and replaced by the following:

    Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

The "General Shareholder Information" section is hereby amended by replacing the second paragraph in the "Exchange Privilege" section as follows:

    You can process your exchange by contacting your financial intermediary or on line through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

The "General Shareholder Information" section is also hereby amended by adding the following paragraph:


TELEPHONE/INTERNET TRANSACTIONS

     For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.
























              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                         PARTICIPANT CLASS PROSPECTUS SUPPLEMENT
                                                                   JULY 23, 2004

Supplement dated July 23, 2004 to the Prospectus of Morgan Stanley Institutional Liquidity Funds-- Participant Class Portfolio dated January 14, 2004

Morgan Stanley Institutional Liquidity Funds

The paragraph under the subsection titled "APPROACH" under the section titled "MONEY MARKET PORTFOLIO" is hereby deleted and replaced by the following:

     The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations) certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "PRINCIPAL RISKS" under the section titled "MONEY MARKET PORTFOLIO":

     The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The second paragraph under the subsection titled "APPROACH" under the section titled "PRIME PORTFOLIO" is hereby deleted and replaced by the following:

     The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

The following paragraph is hereby added after the third paragraph under the subsection titled "PRINCIPAL RISKS" under the section titled "PRIME PORTFOLIO":

     The purchase of asset-backed securities also raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities or that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. The secondary market, if any, for unsecured bank promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Portfolio may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes and funding agreements.

The following disclosure is hereby added following the sixth paragraph under the section of the Prospectus titled "ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION":

     CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

     Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

     ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

     FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

     TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

The "PURCHASING SHARES" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "Purchase by Wire" section:

PURCHASE BY INTERNET

     If you have properly authorized the Internet Trading Option on your Account Registration Form and completed, signed and returned to the Fund an Electronic Transactions Agreement, you may place a purchase order for additional shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

     You are responsible for transmitting payments for shares purchased via the Internet in a timely fashion, as set forth above.

The second paragraph of the subsection entitled "BY TELEPHONE" under the section of the Prospectus titled "REDEEMING SHARES" is hereby deleted.

The "REDEEMING SHARES" section of the Prospectus is hereby amended to include the following paragraph to immediately follow the "By Telephone" section:

BY INTERNET

     You may redeem shares on line through Morgan Stanley's ClientLink service at www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "PURCHASING SHARES." For more information, call Shareholder Services at 1-888-378-1630.

     In addition, the fourth, fifth and sixth sentences under the subsection entitled "ALL SALES" under the section of the Prospectus titled "Redeeming Shares" are hereby deleted and replaced by the following:

     Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

The "GENERAL SHAREHOLDER INFORMATION" section is hereby amended by replacing the second paragraph in the "EXCHANGE PRIVILEGE" section as follows:

     You can process your exchange by contacting your financial intermediary or on line through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

The "GENERAL SHAREHOLDER INFORMATION" section is also hereby amended by adding the following paragraph:

TELEPHONE/INTERNET TRANSACTIONS

     For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine. These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                                                                   JULY 23, 2004


Morgan Stanley Institutional Liquidity Funds

Supplement dated July 23, 2004 to the Statement of Additional Information of Morgan Stanley Institutional Liquidity Funds dated January 14, 2004

The ninth and tenth paragraphs under the section "INVESTMENTS AND INVESTMENT STRATEGIES" in the Statement of Additional Information are hereby deleted and replaced by the following:

     ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

     Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

The following disclosure is hereby added following the nineteenth paragraph under the section of the Statement of Additional Information titled "INVESTMENTS AND INVESTMENT STRATEGIES":

     ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

     FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% in illiquid securities, including funding agreements.

The following disclosure is hereby added following the twenty-first paragraph under the section of the Statement of Additional Information titled "INVESTMENTS AND INVESTMENT STRATEGIES":

     In addition, certain Portfolios may invest in repurchase agreements backed by non-governmental collateral. Such repurchase agreements may be subject to the automatic stay provision of the Bankruptcy Code, and may result in the inability of a Portfolio to immediately liquidate the collateral in the event of default or bankruptcy by the seller.






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.